Share-based Compensation - Assumptions (Details) - Employee Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)		$ 0.1
Risk-free interest rate, minimum	3.94%	3.48%	2.35%
Risk-free interest rate, maximum	4.57%	4.80%	3.88%
Expected term (in years)	10 years	10 years	10 years
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility, minimum	43.27%	55.18%	50.38%
Expected volatility, maximum	56.21%	56.32%	53.79%
Expected forfeiture rate (post-vesting)		3.00%	3.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 0.0001		$ 0.0001
Fair value of the ordinary shares on the date of option grant (in dollars per share)	$ 0.4575	$ 0.495	0.625
Expected forfeiture rate (post-vesting)	3.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 2		0.1
Fair value of the ordinary shares on the date of option grant (in dollars per share)	$ 1.04	$ 0.6375	$ 1.6425
Expected forfeiture rate (post-vesting)	10.00%